SUBSEQUENT EVENTS (Details) - Subsequent Event - Ally Financial $ in Millions	Mar. 10, 2021 USD ($)
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 30
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Floor plan credit facility
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 30